Schedule of weighted average remaining term and discount rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease, weighted-average remaining term	1 year 2 months 12 days	9 months 18 days
Finance leases, weighted-average remaining term	2 years 4 months 24 days	3 years 4 months 24 days
Operating lease, weighted-average discount rate	5.54%	5.94%
Finance leases, weighted-average discount rate	9.60%	9.60%